As filed with the Securities and Exchange Commission
on October 11, 2011
Securities Act of 1933 Registration No. 33-51308
Investment Company Act of 1940 Registration No. 811-7142

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 69	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 71	☑
(Check appropriate box or boxes)

Highland Funds II
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Name and Address of Agent for Service:	with a copy to:

Mr. R. Joseph Dougherty	Mr. Ethan Powell
c/o Highland Funds Asset Management, L.P.	c/o Highland Funds Asset Management, L.P.
NexBank Tower	NexBank Tower
13455 Noel Road, Suite 800	13455 Noel Road, Suite 800
Dallas, Texas 75240	Dallas, Texas 75240
It Is Proposed That This Filing Become Effective (Check Appropriate Box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 69 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in City of Dallas, State of Texas on this 11th day of October, 2011.

HIGHLAND FUNDS II
By:	/s/ R. Joseph Dougherty
R. Joseph Dougherty
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to the Registration Statement has been signed on October 11, 2011 by the following persons in the capacities indicated:

Signature	Title	Date
/s/ Joseph Dougherty R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer	October 11, 2011

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	October 11, 2011

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	October 11, 2011

/s/ James F. Leary* James F. Leary	Trustee	October 11, 2011

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	October 11, 2011

/s/ Brian D. Mitts Brian D. Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 11, 2011

/s/ Ethan K. Powell Ethan K. Powell	Secretary	October 11, 2011

*By:	/s/ Ethan K. Powell Ethan K. Powell
Attorney-in-Fact October 11, 2011

Index to Exhibit

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase